Derivative Instruments - Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer-related positions | Interest rate contracts | Purchased and written options
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 9	$ (58)	$ 45
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Customer-related positions | Interest rate contracts | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 3	$ 0	$ (1)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Customer-related positions | Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 201	$ 280	$ 185
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Customer-related positions | Credit contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (12)	$ (3)	$ 1
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Customer-related positions | Foreign exchange rate contracts | Purchased and written options
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 2	$ 0	$ 1
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Customer-related positions | Foreign exchange rate contracts | Forwards, spots and swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 238	$ 215	$ 195
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Customer-related positions | Commodity contracts | Purchased and written options
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 15	$ 6	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue
Customer-related positions | Commodity contracts | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 108	$ 0	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Customer-related positions | Commodity contracts | Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (74)	$ 16	$ 6
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Capital markets revenue	Capital markets revenue	Capital markets revenue
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 68	$ 5	$ 71
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Asset and liability management positions | Other economic hedges | Interest rate contracts | Purchased and written options
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 156	$ 195	$ 89
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Asset and liability management positions | Other economic hedges | Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 37	$ (201)	$ (19)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Asset and liability management positions | Other economic hedges | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (6)	$ 23	$ (7)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Asset and liability management positions | Other economic hedges | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 33	$ (4)	$ (8)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Compensation and employee benefits	Compensation and employee benefits	Compensation and employee benefits
Asset and liability management positions | Other economic hedges | Credit contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 4	$ (21)	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Asset and liability management positions | Other economic hedges | Other
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (114)	$ (147)	$ 1
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other